Equity-Accounted Investments - Yamal LNG Joint Venture - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) lease	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 11, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	100.00%	100.00%	100.00%	100.00%
Return of capital from equity-accounted joint ventures		$ 92,320,000			$ 5,500,000	$ 23,744,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Advances from joint venture partner	$ 195,000,000	$ 195,000,000	$ 195,000,000	$ 195,000,000
Total capital returned to joint venture partners	$ 104,000,000
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Secured financing							$ 1,600,000,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	50.00%	50.00%	50.00%	50.00%
Advances from joint venture partner					146,700,000
Interest accrued on advances					9,400,000
Return of capital from equity-accounted joint ventures	$ 52,000,000
Carrying value of guarantee liability	600,000	$ 600,000	$ 600,000	$ 600,000	$ 0
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels			6	6
Secured financing	$ 751,000,000	$ 751,000,000	$ 751,000,000	$ 751,000,000			$ 816,000,000
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	50.00%	50.00%	50.00%	50.00%